Note 14 - Loss Per Share	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Earnings Per Share [Text Block]

NOTE 14 – LOSS PER SHARE

The following table presents the shares used in the basic and diluted loss per common share computations:

	Year Ended December 31,
	2024	2023
Numerator:
Net (loss) from continuing operations	$(10,224,655)	$(11,048,280)
Net (loss) from discontinued operations	(2,439,733)	(2,935,687)
Net loss attributable to common stockholders	$(12,664,388)	$(13,983,967)

Denominator:
Weighted average common shares outstanding - basic	5,453,632	4,014,848
Dilutive effect of stock options, warrants and preferred stock (1)	-	-
Weighted average common shares outstanding - diluted	5,453,632	4,014,848

Net (loss) from continuing operations attributable to common stockholders per common share – basic and diluted	$(1.87)	$(2.75)
Net (loss) from discontinued operations attributable to common stockholders per common share – basic and diluted	(0.45)	(0.73)
(Loss) per common share - basic and diluted	(2.32)	(3.48)

(1)

The following is a summary of the number of underlying shares outstanding at the end of the respective periods that have been excluded from the diluted calculations because the effect on loss per common share would have been anti-dilutive:

	Year Ended December 31,
	2024	2023
Options	43,595	47,664
Warrants	2,750,429	1,806,589
Preferred stock: Series B	16	16